Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments [Abstract]
Maturities of cash equivalents, in months	three
Long-term notes and debentures, carrying value	$ 1,060,084,000	$ 1,030,759,000
Long-term notes and debentures, fair value	$ 1,087,726,000	$ 1,051,704,000